Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash		$ 19,600	$ 26,914
Accounts receivable and contract assets		1,931	2,260
Prepayments, deposits, and other current assets		3,088	6,992
Total current assets		24,619	36,166
Long-term investment		1,710	1,722
Property and equipment, net		2,128	7,043
Intangible assets, net		30,665	8,089
Right-of-use assets		302	554
Goodwill		791	791
Prepaid and other assets		5,075	21,208
Total assets		65,290	75,573
Current liabilities:
Accounts payable		1	0
Accrued expenses and other current liabilities		3,320	3,404
Contract liabilities		543	285
Taxes payable		169	780
Due to the related parties		78	0
Lease liabilities		127	211
Total current liabilities		4,238	4,680
Lease liabilities		177	343
Total non-current liability		177	343
Total Liabilities		4,415	5,023
Commitments and contingencies		0	0
Shareholders’ equity:
Additional paid-in capital		51,251	51,251
Statutory surplus reserves		1,737	1,737
Retained earnings		8,572	20,121
Accumulated other comprehensive loss		(816)	(2,690)
Total shareholders’ equity		60,875	70,550
Total liabilities and shareholders’ equity		65,290	75,573
Related Party
Current liabilities:
Due to the related parties		78	0
Class A Ordinary Share
Shareholders’ equity:
Ordinary Share, value	[1]	130	130
Class B Ordinary Share
Shareholders’ equity:
Ordinary Share, value	[1]	$ 1	$ 1

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.